UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02363

Cornerstone Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

48 Wall Street, New York, NY	10005
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC, 48 Wall Street, New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 668-6558

Date of fiscal year end: December 31, 2017

Date of reporting period: June 30, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

Cornerstone Total
 Return Fund, Inc.

Semi-Annual Report
June 30, 2017
 (Unaudited)

CONTENTS

Portfolio Summary	1
Schedule of Investments	2
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Results of Annual Meeting of Stockholders	16
Investment Management Agreement Approval Disclosure	17
Description of Dividend Reinvestment Plan	19
Proxy Voting and Portfolio Holdings Information	21
Summary of General Information	21
Stockholder Information	21

Cornerstone Total Return Fund, Inc. Portfolio Summary – as of June 30, 2017 (unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Closed-End Funds	25.8
Information Technology	16.9
Financials	11.0
Health Care	10.6
Consumer Discretionary	9.3
Industrials	8.4
Consumer Staples	6.9
Energy	3.9
Materials	2.3
Telecommunication Services	1.7
Utilities	1.5
Exchange-Traded Funds	0.9
Real Estate	0.5
Other	0.3

TOP TEN HOLDINGS, BY ISSUER

	Holding	Sector	Percent of Net Assets
1.	Alphabet Inc.	Information Technology	3.8
2.	Apple Inc.	Information Technology	3.3
3.	Johnson & Johnson	Health Care	2.9
4.	Exxon Mobil Corporation	Energy	2.4
5.	Adams Diversified Equity Fund, Inc.	Closed-End Funds	2.3
6.	General American Investors Company, Inc.	Closed-End Funds	2.2
7.	Facebook, Inc. - Class A	Information Technology	2.1
8.	Liberty All-Star Equity Fund	Closed-End Funds	2.0
9.	Amazon.com, Inc.	Consumer Discretionary	1.9
10.	Wells Fargo & Company	Financials	1.9

1

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2017 (unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES — 99.34%
CLOSED-END FUNDS — 25.77%
CORE — 10.83%
Adams Diversified Equity Fund, Inc.	267,471	$3,822,161
General American Investors Company, Inc.	110,292	3,788,530
Liberty All-Star Equity Fund	602,384	3,409,493
Royce Micro-Cap Trust, Inc.	94,125	814,181
Royce Value Trust	199,857	2,915,914
Source Capital, Inc.	21,821	843,382
Sprott Focus Trust, Inc.	22,852	168,648
Tri-Continental Corporation	103,395	2,517,668
		18,279,977
DEVELOPED MARKET — 0.65%
Aberdeen Singapore Fund, Inc.	35,400	390,816
Japan Smaller Capitalization Fund, Inc.	16,545	189,937
Morgan Stanley Asia-Pacific Fund, Inc.	23,146	384,224
New Germany Fund, Inc. (The)	8,222	136,732
		1,101,709
EMERGING MARKETS — 3.15%
Aberdeen Chile Fund, Inc.	28,905	204,647
Central Europe, Russia and Turkey Fund, Inc. (The )	12,193	267,027
First Trust/Aberdeen Emerging Opportunity Fund	2,657	42,671
India Fund, Inc. (The)	13,766	371,131
Latin American Discovery Fund, Inc. (The)	12,736	133,473
Mexico Equity & Income Fund Inc. *	8,865	101,238
Mexico Fund, Inc. (The)	43,529	753,052
Morgan Stanley China A Share Fund, Inc.	89,800	2,008,826
Morgan Stanley Emerging Markets Fund, Inc.	1,951	31,509
Morgan Stanley India Investment Fund, Inc.	9,175	296,995
Templeton Dragon Fund, Inc.	55,200	1,113,384
		5,323,953
GLOBAL — 1.70%
Gabelli Global Small and Mid Cap Value Trust (The)	28,520	352,507
Gabelli Global Utility & Income Trust (The)	2,326	47,078
GDL Fund (The)	96,213	987,145
Lazard World Dividend & Income Fund, Inc.	4,760	52,455
Royce Global Value Trust, Inc.	50,533	485,622
Wells Fargo Advantage Global Dividend Opportunity Fund	154,185	943,612
		2,868,419
GLOBAL INCOME — 0.08%
Legg Mason BW Global Income Opportunities Fund Inc.	10,100	133,623

INCOME & PREFERRED STOCK — 0.68%
LMP Capital and Income Fund Inc.	80,839	1,149,531

NATURAL RESOURCES — 3.31%
Adams Natural Resources Fund, Inc.	141,139	2,639,299
BlackRock Resources & Commodities Strategy Trust	369,150	2,956,892
		5,596,191

See accompanying notes to financial statements.

2

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2017 (unaudited) (continued)

Description	No. of Shares	Value
PACIFIC EX JAPAN — 0.07%
Thai Fund, Inc. (The)	13,742	$119,143

REAL ESTATE — 4.40%
Alpine Global Premier Properties Fund	400,001	2,536,006
CBRE Clarion Global Real Estate Income Fund	258,918	1,998,847
Cohen & Steers Preferred Securities and Income Fund, Inc.	106,000	2,202,680
RMR Real Estate Income Fund	31,211	681,960
		7,419,493
SECTOR EQUITY — 0.21%
Gabelli Healthcare & WellnessRx Trust	19,516	211,749
Nuveen Real Asset Income and Growth Fund	8,200	144,238
		355,987
UTILITY — 0.69%
Brookfield Global Listed Infrastructure Income Fund Inc.	8,600	118,250
Macquarie Global Infrastructure Total Return Fund Inc.	42,036	1,049,219
		1,167,469
TOTAL CLOSED-END FUNDS		43,515,495

CONSUMER DISCRETIONARY — 9.30%
Amazon.com, Inc. *	3,400	3,291,200
Comcast Corporation - Class A	26,000	1,011,920
Delphi Automotive PLC	3,000	262,950
Ford Motor Company	48,000	537,120
General Motors Company	18,000	628,740
Home Depot, Inc. (The)	10,000	1,534,000
Lowe's Companies, Inc.	6,000	465,180
McDonald's Corporation	11,600	1,776,656
Newell Brands Inc.	7,000	375,340
NIKE, Inc.	10,000	590,000
Starbucks Corporation	18,000	1,049,580
Target Corporation	8,000	418,320
Time Warner, Inc.	7,000	702,870
TJX Companies, Inc. (The)	4,000	288,680
Twenty-First Century Fox, Inc.	8,500	236,895
Walt Disney Company (The)	21,500	2,284,375
Yum! Brands, Inc.	3,500	258,160
		15,711,986
CONSUMER STAPLES — 6.93%
Archer-Daniels-Midland Company	6,000	248,280
Clorox Company (The)	2,000	266,480
Colgate-Palmolive Company	10,000	741,300
ConAgra Foods, Inc.	4,500	160,920
Constellation Brands, Inc.	2,000	387,460
CVS Health Corporation	13,000	1,045,980
General Mills, Inc.	5,000	277,000
Kellogg Company	5,000	347,300
Kimberly-Clark Corporation	2,000	258,220
Kraft Heinz Company (The)	8,000	685,120
Lamb Weston Holdings, Inc.	1	44
Molson Coors Brewing Company - Class B	2,000	172,680
PepsiCo, Inc.	8,000	923,920
Procter & Gamble Company (The)	29,000	2,527,350
Reynolds American Inc.	14,000	910,560
Tyson Foods, Inc.	5,000	313,150
Wal-Mart Stores, Inc.	27,000	2,043,360
Walgreens Boots Alliance, Inc.	5,000	391,550
		11,700,674

See accompanying notes to financial statements.

3

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2017 (unaudited) (continued)

Description	No. of Shares	Value
ENERGY — 3.93%
Apache Corporation	4,000	$191,720
Baker Hughes Incorporated	3,000	163,530
Concho Resources Inc. *	2,000	243,060
ConocoPhillips	17,000	747,320
Devon Energy Corporation	4,000	127,880
EOG Resources, Inc.	5,000	452,600
Exxon Mobil Corporation	50,000	4,036,500
Occidental Petroleum Corporation	5,900	353,233
Pioneer Natural Resources Company	2,000	319,160
		6,635,003
EXCHANGE-TRADED FUNDS — 0.86%
SPDR S&P 500 ETF Trust	6,000	1,450,800

FINANCIALS — 10.94%
Aflac Incorporated	5,000	388,400
Allstate Corporation (The)	4,000	353,760
Aon plc	3,000	398,850
Bank of America Corporation	60,000	1,455,600
Bank of New York Mellon Corporation (The)	13,000	663,260
BB&T Corporation	10,000	454,100
Berkshire Hathaway Inc. - Class B *	14,000	2,371,180
Chubb Limited	5,203	756,412
Citigroup Inc.	36,700	2,454,496
CME Group Inc.	4,000	500,960
Fifth Third Bancorp	11,000	285,560
Franklin Resources, Inc.	11,000	492,690
Goldman Sachs Group, Inc. (The)	7,000	1,553,300
Loews Corporation	4,000	187,240
MetLife, Inc.	14,000	769,160
Morgan Stanley	23,000	1,024,880
S&P Global Inc.	2,000	291,980
State Street Corporation	6,000	538,380
Travelers Companies, Inc. (The)	3,000	379,590
Wells Fargo & Company	57,000	3,158,370
		18,478,168
HEALTH CARE — 10.52%
Abbott Laboratories	21,000	1,020,810
Aetna Inc.	5,000	759,150
Allergan plc	1,900	461,871
Amgen Inc.	6,000	1,033,380
Anthem, Inc.	4,000	752,520
Baxter International Inc.	8,000	484,320
Bristol-Myers Squibb Company	22,000	1,225,840
Cigna Corporation	4,000	669,560
Eli Lilly and Company	7,000	576,100
Express Scripts Holding Company *	7,000	446,880
Gilead Sciences, Inc.	8,000	566,240
Johnson & Johnson	37,000	4,894,730
McKesson Corporation	2,000	329,080
Medtronic Plc	13,000	1,153,750
Mylan N.V. *	8,000	310,560
Thermo Fisher Scientific Inc.	6,000	1,046,820
UnitedHealth Group Incorporated	11,000	2,039,620
		17,771,231
INDUSTRIALS — 8.35%
3M Company	8,000	1,665,520
Boeing Company (The)	7,000	1,384,250
Caterpillar Inc.	7,000	752,220
Cummins Inc.	2,000	324,440
Danaher Corporation	9,000	759,510
Deere & Company	6,000	741,540
Eaton Corporation plc	6,000	466,980

See accompanying notes to financial statements.

4

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2017 (unaudited) (continued)

Description	No. of Shares	Value
INDUSTRIALS (continued)
Fortive Corporation	3,500	$221,725
General Electric Company	67,100	1,812,371
Honeywell International Inc.	4,000	533,160
Illinois Tool Works Inc.	5,000	716,250
Johnson Controls International plc	6,000	260,160
Norfolk Southern Corporation	3,000	365,100
Northrop Grumman Corporation	2,000	513,420
PACCAR Inc	4,000	264,160
Raytheon Company	4,000	645,920
Republic Services, Inc.	4,000	254,920
United Parcel Service, Inc.	10,100	1,116,959
Union Pacific Corporation	10,000	1,089,100
Waste Management, Inc.	3,000	220,050
		14,107,755
INFORMATION TECHNOLOGY — 16.84%
Activision Blizzard, Inc.	6,700	385,719
Alphabet Inc. - Class A *	1,000	929,680
Alphabet Inc. - Class C *	6,002	5,454,198
Apple Inc.	39,000	5,616,780
Cisco Systems, Inc.	50,000	1,565,000
Cognizant Technology Solutions Corporation	4,000	265,600
Corning Incorporated	13,000	390,650
eBay Inc. *	7,000	244,440
Facebook, Inc. - Class A *	24,000	3,623,520
Intel Corporation	56,000	1,889,440
International Business Machines	7,000	1,076,810
Microsoft Corporation	44,600	3,074,278
Oracle Corporation	45,700	2,291,398
PayPal Holdings, Inc. *	14,000	751,380
QUALCOMM Incorporated	8,000	441,760
Symantec Corporation	7,000	197,750
TE Connectivity Ltd.	3,000	236,040
		28,434,443
MATERIALS — 2.23%
Dow Chemical Company (The)	11,000	693,770
E. I. du Pont de Nemours and Company	10,000	807,100
Ecolab Inc.	2,000	265,500
Freeport-McMoRan Inc. *	18,100	217,381
LyondellBasell Industries N.V.	4,000	337,560
Monsanto Company	5,000	591,800
Nucor Corporation	3,300	190,971
Praxair, Inc.	5,000	662,750
		3,766,832
REAL ESTATE — 0.49%
American Tower Corporation	4,000	529,280
Weyerhaeuser Company	9,000	301,500
		830,780
TELECOMMUNICATION SERVICES — 1.71%
AT&T, Inc.	48,103	1,814,926
Verizon Communications, Inc.	24,000	1,071,840
		2,886,766
UTILITIES — 1.47%
American Electric Power Company, Inc.	5,000	347,350
Dominion Resources, Inc.	3,000	229,890
Duke Energy Corporation	3,600	300,924
Edison International	2,000	156,380
NextEra Energy, Inc.	4,000	560,520
PG&E Corporation	4,000	265,480
PPL Corporation	5,000	193,300
Public Service Enterprises Group, Inc.	4,000	172,040

See accompanying notes to financial statements.

5

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2017 (unaudited) (concluded)

Description	No. of Shares	Value
UTILITIES (continued)
Xcel Energy Inc.	5,500	$252,340
		2,478,224
TOTAL EQUITY SECURITIES
(cost - $149,731,259)		167,768,157

SHORT-TERM INVESTMENT — 0.70%
MONEY MARKET FUND — 0.70%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.81%^ (cost - $1,184,622)	1,184,622	1,184,622

TOTAL INVESTMENTS — 100.04%
(cost - $150,915,881)		168,952,779

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.04)%		(76,200)

NET ASSETS — 100.00%		$168,876,579

*	Non-income producing security.

^	The rate shown is the 7-day effective yield as of June 30, 2017.

See accompanying notes to financial statements.

6

Cornerstone Total Return Fund, Inc. Statement of Assets and Liabilities – June 30, 2017 (unaudited)

ASSETS
Investments, at value (cost – $150,915,881) (Notes B and C)	$168,952,779
Receivables:
Dividends	155,938
Investments sold	53,836
Prepaid expenses	11,596
Total Assets	169,174,149

LIABILITIES
Payables:
Investments purchased	36,354
Investment management fees (Note D)	144,841
Directors’ fees and expenses	20,022
Administration fees (Note D)	11,728
Other accrued expenses	84,625
Total Liabilities	297,570

NET ASSETS (applicable to 13,197,530 shares of common stock)	$168,876,579

NET ASSET VALUE PER SHARE ($168,876,579% 13,197,530)	$12.80

NET ASSETS CONSISTS OF
Common stock, $0.01 par value; 13,197,530 shares issued and outstanding (50,000,000 shares authorized)	$131,975
Paid-in Capital	150,710,695
Accumulated net realized loss on investments	(2,989)
Net unrealized appreciation in value of investments	18,036,898
Net assets applicable to shares outstanding	$168,876,579

See accompanying notes to financial statements.

7

Cornerstone Total Return Fund, Inc. Statement of Operations – for the Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME
Income:
Dividends	$2,536,238

Expenses:
Investment management fees (Note D)	848,936
Administration fees (Note D)	67,481
Directors’ fees and expenses	42,630
Accounting fees	23,576
Legal and audit fees	21,623
Transfer agent fees	20,232
Printing	19,255
Custodian fees	14,901
Insurance	4,268
Stock exchange listing fees	3,570
Miscellaneous	4,926
Total Expenses	1,071,398
Net Investment Income	1,464,840

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	8,377,330
Capital gain distributions from regulated investment companies	41,460
Net change in unrealized appreciation in value of investments	4,944,112
Net realized and unrealized gain on investments	13,362,902

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,827,742

See accompanying notes to financial statements.

8

Cornerstone Total Return Fund, Inc. Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016

INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,464,840	$1,334,655
Net realized gain from investments	8,418,790	9,322,275
Net change in unrealized appreciation in value of investments	4,944,112	(621,155)

Net increase in net assets resulting from operations	14,827,742	10,035,775

Dividends and distributions to stockholders (Note B):
Net investment income	(1,464,840)	(1,273,915)
Net realized gains	(8,420,346)	(9,344,509)
Return-of-capital	(8,129,208)	(18,258,684)

Total dividends and distributions to stockholders	(18,014,394)	(28,877,108)

Common stock transactions:
Proceeds from rights offering of 0 and 5,196,240 shares of newly issued common stock, respectively	—	71,136,525
Offering expenses associated with rights offering	—	(109,436)
Proceeds from 132,800 and 207,514 shares newly issued in reinvestment of dividends and distributions, respectively	1,726,329	2,819,947

Net increase in net assets from common stock transactions	1,726,329	73,847,036

Total increase/(decrease) in net assets	(1,460,323)	55,005,703

NET ASSETS
Beginning of period	170,336,902	115,331,199
End of period	$168,876,579	$170,336,902

See accompanying notes to financial statements.

9

Cornerstone Total Return Fund, Inc. Financial Highlights
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Six Months Ended June 30, 2017 (Unaudited)		For the Years Ended December 31,
			2016	2015	2014*	2013*	2012*
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$13.04		$15.05	$18.69	$20.56	$20.36	$21.88
Net investment income #	0.11		0.15	0.14	0.16	0.24	0.20
Net realized and unrealized gain/(loss) on investments	1.02		0.83	(0.25)	2.15	3.76	2.48
Net increase/(decrease) in net assets resulting from operations	1.13		0.98	(0.11)	2.31	4.00	2.68

Dividends and distributions to stockholders:
Net investment income	(0.11)		(0.15)	(0.14)	(0.16)	(0.92)	(1.24)
Net realized capital gain	(0.64)		(1.08)	(0.30)	(0.82)	(0.80)	—
Return-of-capital	(0.62)		(2.12)	(3.54)	(3.20)	(2.64)	(3.44)
Total dividends and distributions to stockholders	(1.37)		(3.35)	(3.98)	(4.18)	(4.36)	(4.68)

Common stock transactions:
Anti-dilutive effect due to shares issued:
Rights offering	—		0.36	0.45	—	0.56	0.48
Reinvestment of dividends and distributions	0.00	+	0.00 +	0.00 +	0.00 +	0.00 +	0.00 +
Total common stock transactions	0.00	+	0.36	0.45	0.00 +	0.56	0.48

Net asset value, end of period	$12.80		$13.04	$15.05	$18.69	$20.56	$20.36
Market value, end of period	$15.76		$15.07	$16.89	$19.41	$24.20	$21.40
Total investment return (a)	16.11%		13.88%	10.28%	(0.68)%	40.08%	11.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$168,877		$170,337	$115,331	$83,678	$89,147	$51,575
Ratio of expenses to average net assets, net of fee waivers and fees paid indirectly, if any (b)	1.26	%(c)	1.33%	1.35%	1.44%	1.46%	1.73%
Ratio of expenses to average net assets, excluding fee waivers and fees paid indirectly, if any (b)	1.26	%(c)	1.33%	1.35%	1.44%	1.46%	1.73%
Ratio of net investment income to average net assets (d)	1.73	%(c)	1.12%	0.86%	0.84%	1.13%	0.85%
Portfolio turnover rate	35	%(e)	64%	53%	32%	48%	45%

*	Effective December 29, 2014, a reverse split of 1:4 occurred. All per share amounts have been restated according to the terms of the reverse split.
#	Based on average shares outstanding.
+	Amount rounds to less than $0.01 per share.
(a)
Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(b)	Expenses do not include expenses of investments companies in which the Fund invests.
(c)	Annualized.
(d)	Recognition of net investment income/(loss) by the Fund may be affected by the timing of the declaration of dividends, if any, by investment companies in which the Fund invests.
(e)	Not annualized.

See accompanying notes to financial statements.

10

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (unaudited)

NOTE A. ORGANIZATION

Cornerstone Total Return Fund, Inc. (the “Fund”) was incorporated in New York on March 16, 1973 and commenced investment operations on May 15, 1973. Its investment objective is to seek capital appreciation with current income as a secondary objective. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. As an investment company, the Fund follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities. At June 30, 2017 the Fund held no securities valued in good faith by the Board of Directors.

The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the six months ended June 30, 2017, the Fund did not invest in derivative instruments or engage in hedging activities.

11

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (unaudited) (continued)

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

Risks Associated with Investments in Other Closed-end Funds: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2017, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2014 through 2016, and for the six months ended June 30, 2017. There was no material impact to the financial statements.

Distributions to Stockholders: Effective January 2002, the Fund initiated a fixed, monthly distribution to stockholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund’s net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund’s Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long- term capital gains, or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to stockholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund’s common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund’s taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund’s taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor’s shares in the Fund. Dividends and distributions to stockholders are recorded by the Fund on the ex-dividend date.

12

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (unaudited) (continued)

Managed Distribution Risk: Under the managed distribution policy, the Fund makes monthly distributions to stockholders at a rate that may include periodic distributions of its net income and net capital gains (“Net Earnings”), or from return- of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the “Excess”), the Excess would decrease the Fund’s total assets and, as a result, would have the likely effect of increasing the Fund’s expense ratio. There is a risk that the total Net Earnings from the Fund’s portfolio would not be great enough to offset the amount of cash distributions paid to Fund stockholders. If this were to be the case, the Fund’s assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund’s investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices
Equity Investments	$167,768,157	$—
Short-Term Investments	1,184,622	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$168,952,779	$—

*	Other financial instruments include futures, forwards and swap contracts.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the six months ended June 30, 2017 the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2017.

It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

13

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (unaudited) (continued)

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impacts to the financial statement disclosures, which do not have a material impact on such disclosures.

In December 2016, the FASB released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Management has evaluated the implications of ASU 820-10-50-2 and does not expect the adoption of the ASU to have an effect on the Fund.

NOTE D. AGREEMENTS WITH AFFILIATES

At June 30, 2017 certain officers of the Fund are also officers of Cornerstone or AST Fund Solutions, LLC (“AFS”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the six months ended June 30, 2017 Cornerstone earned $848,936 for investment management services.

Administration Agreement

Under the terms of the administration agreement, AFS supplies executive, administrative and regulatory services for the Fund. AFS supervises the preparation of reports to shareholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Directors. For these services, the Fund pays AFS a monthly fee at an annual rate of 0.075% of its average daily net assets, subject to an annual minimum fee of $50,000. AFS has agreed to discount the annual minimum fee to $30,000 and such discount will remain in place until an amended fee is agreed upon. For the six months ended June 30, 2017, AFS earned $67,481 as administrator.

NOTE E. INVESTMENT IN SECURITIES

For the six months ended June 30, 2017, purchases and sales of securities, other than short-term investments, were $59,227,249 and $72,901,737, respectively.

NOTE F. SHARES OF COMMON STOCK

The Fund has 50,000,000 shares of common stock authorized and 13,197,530 shares issued and outstanding at June 30, 2017. Transactions in common stock for the six months ended June 30, 2017 were as follows:

Shares at beginning of period	13,064,730
Shares newly issued in reinvestment of dividends and distributions	132,800
Shares at end of period	13,197,530

14

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (unaudited) (concluded)

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

The tax character of dividends and distributions paid to stockholders during the year ended December 31, 2016 for the Fund was ordinary income of $2,137,494, long-term capital gains of $8,480,930 and return of capital of $18,258,684.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year (“Post-October losses”). The Fund incurred no such losses during the six months ended June 30, 2016.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Therefore, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized.

The following information is computed on a tax basis for each item as of June 30, 2017:

Cost of portfolio investments	$150,918,871
Gross unrealized appreciation	$20,746,134
Gross unrealized depreciation	(2,712,226)
Net unrealized appreciation	$18,033,908

15

Results of Annual Meeting of Stockholders (unaudited)

On April 18, 2017, the Annual Meeting of Stockholders of the Fund was held and the following matters were voted upon based on 13,084,235 shares of common stock outstanding on the record date of February 21, 2017.

(1)	To approve the election of six directors to hold office until the year 2018 Annual Meeting of Stockholders.

Name of Directors	For	Withhold	Broker Non-Votes
Ralph W. Bradshaw	10,299,063	570,092	0
Robert E. Dean	10,308,713	560,442	0
Edwin Meese III	10,236,484	632,670	0
Scott B. Rogers	10,297,910	571,245	0
Andrew A. Strauss	10,304,951	564,204	0
Glenn W. Wilcox, Sr.	10,284,345	584,809	0

16

Investment Management Agreement Approval Disclosure (unaudited)

The Board of Directors, including the Independent Directors (the “Board”) of Cornerstone Total Return Fund, Inc. (the “Fund”) considers the approval of the continuation of the Investment Management Agreement (the “Agreement”) between Cornerstone Advisors, Inc. (the “Investment Manager”) and the Fund on an annual basis. The most recent approval of the continuation of the Agreement occurred at an in person meeting of the Board held on February 10, 2017.

The Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on the Board’s review of the materials and information as well as discussions with management of the Investment Manager, the Board determined that the approval of the continuation of the Agreement was consistent with the best interests of the Fund and its stockholders. The Board decided that the continuation of the Agreement would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its stockholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature, extent, and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager’s profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment companies advised by the Investment Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies.

In response to a questionnaire distributed by Fund counsel to the Investment Manager in accordance with Section 15c of the Investment Company Act of 1940, as amended, the Investment Manager provided certain information to the independent members of the Board in advance of the meeting held on February 10, 2017. The materials provided by the Investment Manager described the services offered by the Investment Manager to the Fund and included an overview of the Investment Manager’s investment philosophy, management style and plan, including the Investment Manager’s extensive knowledge and experience in the closed-end fund industry. The Board noted that the Investment Manager provides quarterly reviews of the performance of the Fund and the Investment Manager’s services for the Fund. The Board also discussed the experience and knowledge of the Investment Manager with respect to managing the Fund’s monthly distribution policy and the extent to which such policy contributes to the market’s positive valuation of the Fund.

The Board also reviewed and discussed a comparison of the Fund’s performance with comparable closed-end funds and a comparison of the Fund’s expense ratios and management fees with those of comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment companies advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager. The Board met in executive session to discuss the information provided and was advised by independent legal counsel with respect to its deliberations and its duties when considering the Agreement’s continuance. Based on its review of the information requested and provided, the Board determined that the management fees payable to the Investment Manager under the Agreement are fair and reasonable in light of the services to be provided, the performance of the Fund, the profitability of the Investment Manager’s relationship with the Fund, the comparability of the proposed fee to fees paid by closed-end funds in the Fund’s peer group, and the level of quality of the investment management personnel. The Board determined that the Agreement is consistent with the best interests

17

Investment Management Agreement Approval Disclosure (unaudited) (concluded)

of the Fund and its stockholders, and enables the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its stockholders. Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote (including a separate vote of all the independent Board members present in person at the meeting) approved the continuance of the Agreement with respect to the Fund.

18

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Total Return Fund, Inc. (the “Fund”) operates a Dividend Reinvestment Plan (the “Plan”), administered by American Stock Transfer & Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Stockholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating stockholder. Stockholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund’s Distributions to stockholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the stockholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from stockholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE American or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than the average closing price of the Fund over the five trading days preceding the payment date of the Distribution (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting stockholders based on the average cost of such Open Market Purchases. Upon notice from the Fund, the Agent will receive the distribution in cash and will purchase shares of common stock in the open market, on the NYSE American or elsewhere, for the participants’ accounts, except that the Agent will endeavor to terminate purchases in the open market and cause the Fund to issue the remaining shares if, following the commencement of the purchases, the market value of the shares, including brokerage commissions, exceeds the net asset value at the time of valuation. These remaining shares will be issued by the Fund at a price equal to the net asset value at the time of valuation.

In a case where the Agent has terminated open market purchases and caused the issuance of remaining shares by the Fund, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market, including brokerage commissions, and the price at which the Fund issues the remaining shares. To the extent that the Agent is unable to terminate purchases in the open market before the Agent has completed its purchases, or remaining shares cannot be issued by the Fund because the Fund declared a dividend or distribution payable only in cash, and the market price exceeds the net asset value of the shares, the average share purchase price paid by the Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where

19

Description of Dividend Reinvestment Plan (unaudited) (concluded)

temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered stockholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a stockholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the stockholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. The Agent will maintain all stockholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by stockholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each stockholder’s proxy will include those shares purchased pursuant to the Plan. The Agent will distribute all proxy solicitation materials to participating stockholders.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholder as representing the total amount of shares registered in the stockholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

Participants may at any time sell some or all of their shares though the Agent. Shares may be sold via the internet at www.astfinancial.com or through the toll free number. Participants can also use the tear off portion attached to the bottom of their statement and mail the request to American Stock Transfer and Trust Company LLC, P.O Box 922 Wall Street Station, New York, N.Y. 10269-0560. There is a fee of $15.00 per transaction and commission of $0.10 per share.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.astfinancial.com or by calling the toll-free number (866) 668-6558.

20

Proxy Voting and Portfolio Holdings Information (unaudited)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

●	without charge, upon request, by calling toll-free (866) 668-6558; and

●	on the website of the Securities and Exchange Commission, http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, 2017 is available without charge, upon request, by calling toll-free (866) 668-6558, and on the SEC’s website at http://www.sec.gov or on the Fund’s website at www.cornerstonetotalreturnfund.com (See Form N-PX).

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling toll-free 1-800-SEC-0330.

Summary of General Information (unaudited)

Cornerstone Total Return Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE American (formerly: NYSE MKT). Its investment objective is to seek capital appreciation with current income as a secondary objective. The Fund is managed by Cornerstone Advisors, Inc.

Stockholder Information (unaudited)

The Fund is listed on the NYSE American (symbol “CRF”). The previous week’s net asset value per share, market price, and related premium or discount are available on the Fund’s website at www.cornerstonetotalreturnfund.com.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Total Return Fund, Inc. may from time to time purchase shares of its common stock in the open market.

This report, including the financial statements herein, is sent to the stockholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by the independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

21

Cornerstone Total Return Fund, Inc.

ITEM 2.	CODE OF ETHICS.

Not required

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Not required

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not required

(b)	There has not been a change in any of the Portfolio Managers identified in response to this Item in the registrant's most recent annual report on Form N-CSR.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Total Return Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	August 23, 2017

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer
(Principal Financial Officer)

Date	August 23, 2017

*	Print the name and title of each signing officer under his or her signature.